Loans and financings - Analysis by index (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and financings
Current	$ 32,513	$ 40,841
Non-current	1,392,354	1,406,458
Total	1,424,867	1,447,299	$ 1,144,385
Fixed rate
Loans and financings
Current	9,884	11,192
Non-current	1,037,361	1,038,459
Total	1,047,245	1,049,651
LIBOR
Loans and financings
Current	7,719	610
Non-current	247,614	230,573
Total	255,333	231,183
TJLP
Loans and financings
Current	1,467	12,509
Non-current	14,700	35,341
Total	16,167	47,850
UMBNDES
Loans and financings
Current		3,211
Non-current		5,496
Total		8,707
CDI
Loans and financings
Current	7,430	9,811
Non-current	20,758	62,632
Total	28,188	72,443
TLP
Loans and financings
Current	5,881
Non-current	52,606
Total	58,487
BNDES Selic
Loans and financings
Current	132	3,508
Non-current	19,315	33,957
Total	$ 19,447	$ 37,465